OPPENHEIMER STRATEGIC INCOME FUND

Supplement dated March 19, 2010 to the

Prospectus and Statement of Additional Information dated January 28, 2010

This supplement amends the Prospectus and Statement of Additional Information of Oppenheimer Strategic Income Fund (the "Fund"), each dated January 28, 2010.

As of April 30, 2010, the Fund will change its name to “Oppenheimer Global Strategic Income Fund." No changes are being made to the Fund’s investment objective, investment strategies and policies.

March 19, 2010                                                                                                                                     PS0230.036